Writer's Direct Dial: 603-229-6140
Writer's Telefax: 603-226-5448

VIA EDGAR


October 2, 2009

Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549

Re: Post-Effective Amendment No. 44 to the Registration Statement on Form N-4 for Lincoln Life Variable Annuity Account N of
         The Lincoln National Life Insurance Company (File No. 333-36316)

Commissioners:

On behalf of The Lincoln National Life Insurance Company (the "Company") and Lincoln Life Variable Annuity Account N (the "Account"), we are transmitting for filing under Rule 485(b) of the Securities Act of 1933 (the "1933 Act") Post-Effective Amendment No. 44 to the Account's Registration Statement on Form N-4 under the 1933 Act and Amendment No. 198 to the Registration Statement under the Investment Company Act of 1940 (the "Amendment").

The Amendment is being filed pursuant to paragraph (b) of Rule 485. Registrant's counsel was notified by the Staff electronically of relief granted under Rule 485(b)(1)(vii). As counsel who reviewed the Amendment, I represent that the Amendment does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b).

If you have any questions or comments on the Amendment, please contact me at
(603) 229-6140.

Sincerely,

/s/ Ronald Bessette

Ronald Bessette
Assistant Vice President and Senior Counsel